CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 38,882	$ 2,764
Restricted cash	900	239
Accounts receivable, net	17,061	16,539
Inventories, net	17,260	13,781
Project assets, net	0	17,842
Prepaid expenses and other current assets, net	5,018	5,170
Amount due from related parties	194	154
Total current assets	79,315	56,489
Intangible assets, net	4,058	1,528
Goodwill	4,546	626
Other receivable, noncurrent	299	283
Property, plant and equipment, net	32,802	31,783
Project assets, noncurrent, net	19,740	16,495
Investment in affiliates, net	69,606	69,606
Operating lease right-of-use assets	6,585	1,985
Deferred tax assets, net	82	58
Total assets	217,033	178,853
Current liabilities:
Accounts payable	14,952	19,677
Accrued liabilities	8,490	9,177
Income taxes payable	31	561
Advance from customers	1,377	17,632
Short-term borrowings and current portion of long-term borrowings	3,266	2,857
Amount due to an affiliate	9,756	9,128
Convertible bonds	50,373	55,907
Derivative liability	67	652
Accrued warranty reserve	529	1,538
Operating lease liabilities, current	605	426
Consideration payable	62,114	54,000
Total current liabilities	151,560	171,555
Long-term borrowings, excluding current portion	6,355	6,039
Amount due to an affiliate, noncurrent	832	1,728
Deferred tax liabilities, net	3,966	3,506
Operating lease liabilities, non-current	5,934	1,500
Total liabilities	168,647	184,328
Equity (Deficit):
Ordinary shares, par $0.0001, 500,000,000 shares authorized, 22,340,689 and 14,621,125 shares issued and outstanding as of December 31, 2020 and 2019, respectively	2	1
Additional paid in capital	670,101	612,726
Accumulated other comprehensive loss	(32,947)	(35,527)
Accumulated deficit	(591,899)	(585,384)
Total equity (deficit) attributable to the shareholders of SPI Energy Co. Ltd.	45,257	(8,184)
Noncontrolling interests	3,129	2,709
Total equity (deficit)	48,386	(5,475)
Total liabilities and equity	$ 217,033	$ 178,853